T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 91.9%
T. Rowe Price Funds:
Growth Stock Fund	124,593	9,519	18,880	1,464,822	137,942
Value Fund	107,781	13,845	7,516	3,460,568	125,723
Equity Index 500 Fund	46,117	13,525	11,099	581,363	54,183
International Stock Fund	41,962	4,190	2,859	2,555,756	48,585
International Value Equity Fund	42,261	5,270	3,239	3,816,268	47,856
Overseas Stock Fund	43,875	4,790	6,748	4,351,495	46,779
Emerging Markets Stock Fund	26,796	1,619	2,490	651,595	30,534
Mid-Cap Growth Fund	24,458	1,746	1,951	258,775	26,584
Mid-Cap Value Fund	20,887	2,165	1,533	882,274	23,883
New Horizons Fund(2)	17,978	565	2,174	232,866	18,634
Small-Cap Stock Fund(2)	14,244	2,512	1,877	308,034	16,458
Small-Cap Value Fund	12,612	1,346	950	330,156	14,342
Real Assets Fund	11,417	1,273	830	1,146,379	13,000
U. S. Large-Cap Core Fund	2,696	4,771	403	270,841	7,770
Emerging Markets Discovery Stock
Fund	233	1,770	60	165,840	1,965
Total Equity Mutual Funds (Cost $543,728)					614,238

BOND MUTUAL FUNDS 5.6%
T. Rowe Price Funds:
New Income Fund	15,711	2,995	1,364	1,773,984	17,616
International Bond Fund (USD
Hedged)	5,489	616	472	559,803	5,721
U. S. Treasury Long-Term Fund	4,887	625	382	325,558	4,962
Dynamic Global Bond Fund	3,578	401	300	378,064	3,701
High Yield Fund	2,034	242	176	336,338	2,173
Emerging Markets Bond Fund	1,913	206	146	189,150	2,118
Floating Rate Fund	1,020	111	295	92,554	861
Total Bond Mutual Funds (Cost $35,495)					37,152

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24%(3)	6,595	17,095	6,623	17,067,355	17,067
Total Short-Term Investments (Cost $17,067)					17,067
Total Investments in Securities 100.0%
(Cost $596,290)					$668,457
Other Assets Less Liabilities (0.0)%					(299)
Net Assets 100.0%					$668,158

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$26	$22	$23
Emerging Markets Bond Fund	16	145	24
Emerging Markets Discovery
Stock Fund	5	22	—
Emerging Markets Stock Fund	303	4,609	—
Equity Index 500 Fund	1,119	5,640	223
Floating Rate Fund	(7)	25	10
Growth Stock Fund	2,874	22,710	—
High Yield Fund	14	73	30
International Bond Fund (USD
Hedged)	31	88	28
International Stock Fund	568	5,292	—
International Value Equity Fund	439	3,564	—
Mid-Cap Growth Fund	353	2,331	—
Mid-Cap Value Fund	246	2,364	—
New Horizons Fund	486	2,265	—
New Income Fund	114	274	117
Overseas Stock Fund	79	4,862	—
Real Assets Fund	135	1,140	—
Small-Cap Stock Fund	148	1,579	—
Small-Cap Value Fund	156	1,334	—
U. S. Large-Cap Core Fund	20	706	—
U. S. Treasury Long-Term Fund	123	(168)	23
Value Fund	1,094	11,613	—
U. S. Treasury Money Fund	—	—	11
Totals	$8,342#	$70,490	$489+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $489 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2060 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2060 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.